CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivables	$ 0	$ 0
One Customer [Member]
Percentages of revenue	41.00%	41.00%